Schedule of deferred tax assets temporary differences have not been recognized (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Inventory	$ 2,225	$ 2,225
Restoration provision	9,820	11,797
Capital losses	36,633	36,633
Non-capital losses	166,016	129,189
Other	1,636	1,614
Net deferred tax assets	$ 216,330	$ 181,458